LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
LONG TERM DEBT
Schedule of Long-term Debt

	December 31,
	2022	2021
France term loan	4,593	4,848
Japanese term loan	558	786
Germany term loan	28	111
USA term loan	—	—
Korea term loan	8	11
Malaysia term loan	—	3
Total long term debt	5,188	5,759
Less current portion	(1,601)	(830)
Total long-term portion	3,587	4,930

Schedule of Long-term Debt Instruments

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly installment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly installment

	Drown			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly installment

	Drown			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	780,457	April 1, 2025	0.99%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED INC	221,217	May 14, 2022	1%	Monthly installment

Schedule of Long-term Debt and Financial Instrument Maturities

2023	1,601
2024	1,570
2025	1,335
2026	682
2027	—
2028 and thereafter	—
Total	5,188